SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		55 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014
Summary Of Significant Accounting Policies Details Narrative
Antidilutive common stock excluded from weighted average shares					303,153		303,153
Research & development	$ 269,560	$ 90,261	$ 1,002,187	$ 422,476	$ 824,336	$ 516,798	$ 2,365,539